DESCRIPTION OF PLAN (Details) - John Deere Savings and Investment Plan	12 Months Ended
	Oct. 31, 2025 USD ($) payment trust	Oct. 31, 2024 USD ($)
DESCRIPTION OF PLAN
Description of plan available	true
Automatic enrollment deferral rate (as a percent)	6.00%
Automatic deferral rate increase (as a percent)	1.00%
Minimum amount of compensation eligible for participant contribution (as a percent)	1.00%
Maximum amount of compensation eligible for participant contribution (as a percent)	75.00%
Forfeited nonvested accounts	$ 2,617,000	$ 652,000
Contributions reduced from forfeited nonvested accounts	$ 900,000
Number of Common Collective Trust Funds available to participants | trust	23
Minimum loan amount	$ 1,000
Maximum loan amount	$ 50,000
Maximum vested account balance for loans (as a percent)	50.00%
Maximum loan term	5 years
Number of minimum payments per quarter | payment	1
Age requirement for penalty free distribution	59 years 6 months
Minimum vested balance for full distribution of account	$ 1,000
Deere & Company Common Stock Fund
DESCRIPTION OF PLAN
Maximum amount of compensation eligible for participant contribution (as a percent)	20.00%
Maximum holdings in fund after exchange (as a percent)	20.00%
Monosem Employees
DESCRIPTION OF PLAN
Matching contributions (as a percent)	60.00%
Matching contribution to participants (as a percent)	6.00%
Contemporary
DESCRIPTION OF PLAN
Vesting service period	3 years
Grow Together
DESCRIPTION OF PLAN
Vesting service period	3 years
Noncontributory employer contribution (as a percent)	4.00%
First Two Percent
DESCRIPTION OF PLAN
Matching contributions (as a percent)	300.00%
Matching contribution to participants (as a percent)	2.00%
First Two Percent | Sunbelt/A&I Wage Employees
DESCRIPTION OF PLAN
Matching contributions (as a percent)	240.00%
Matching contribution to participants (as a percent)	2.00%
Next Four Percent
DESCRIPTION OF PLAN
Matching contributions (as a percent)	100.00%
Matching contribution to participants (as a percent)	4.00%
Next Four Percent | Sunbelt/A&I Wage Employees
DESCRIPTION OF PLAN
Matching contributions (as a percent)	80.00%
Matching contribution to participants (as a percent)	4.00%
Loan Proceeds Used to Purchase Primary Residence
DESCRIPTION OF PLAN
Maximum loan term	10 years
Minimum
DESCRIPTION OF PLAN
Interest rates for loans to participants (as a percent)	4.25%
Maximum
DESCRIPTION OF PLAN
Matching contribution to participants (as a percent)	6.00%
Interest rates for loans to participants (as a percent)	10.50%
Maximum | Greeneville Wage Employees
DESCRIPTION OF PLAN
Matching contributions (as a percent)	90.00%
Matching contribution to participants (as a percent)	6.00%